Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and foreign statutory tax rates	$ 5,286	$ 846	$ 12,509
Permanent differences	1,441	4,109	(703)
Temporary differences	(129)	638	(159)
Alternative minimum tax	1	1	9
Income tax on undistributed earnings	1,196	575	408
Net changes in income tax credit	20	3,917	116
Net changes in valuation allowance of deferred income tax assets	2,439	(1,820)	1,243
Net operating loss carryforwards	(1,180)	(294)	(1,431)
Liabilities related to unrealized tax benefits	(3,066)	(171)	(302)
Adjustment of prior years' taxes and others	(196)	(125)	101
Income tax expense	5,812	7,676	11,791
Cayman Islands Tax Information Authority [Member]
Reconciliation Of Income Taxes [Line Items]
Tax expense at statutory rate